Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings for the year	$ 504,304	$ 286,960
Other comprehensive income (loss):
Change in fair value of investments in marketable securities	86,978	77,695
Income tax expense on change in fair value of investments in marketable securities	(11,691)	(10,463)
Actuarial gains (losses) on employee benefit plans	75	(206)
Income tax (expense) recovery on actuarial losses on employee benefit plans	(411)	44
Total other comprehensive income for the period	74,951	67,070
Total comprehensive income for the year	579,255	354,030
Total comprehensive income (loss) attributable to:
Shareholders of the Company	582,208	356,191
Non-controlling interests	(2,953)	(2,161)
Total comprehensive income for the year	$ 579,255	$ 354,030